Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Tax Credit Carryforward [Line Items]
Federal income tax at the statutory rate	21.00%	21.00%
Decrease in Valuation allowance	$ 1,400
Deferred tax liabilities deferred expense capitalized inventory costs	0	$ 1,585
Unrecognized income tax benefit, Gross decreases	$ 1,800	$ 0
California Tax Authority
Tax Credit Carryforward [Line Items]
Tax credit carryforward, duration	begin to expire in the tax year of 2040	begin to expire in the tax year of 2040
Operating loss carryforwards	$ 13,700	$ 13,000
Other States
Tax Credit Carryforward [Line Items]
Tax credit carryforward, duration	begin to expire in 2038	begin to expire in 2038
Research Tax Credit Carryforward
Tax Credit Carryforward [Line Items]
Tax credit carryforward, duration	begin to expire in July 2038
Research Tax Credit Carryforward | California Tax Authority
Tax Credit Carryforward [Line Items]
Tax credit carryforward, amount	$ 3,000
Domestic Tax Authority
Tax Credit Carryforward [Line Items]
Operating loss carryforwards	46,500	$ 32,100
Inventory, LIFO reserve, effect on income, net		$ 13,200
Deferred tax liabilities deferred expense capitalized inventory costs	11,900
Domestic Tax Authority | Research Tax Credit Carryforward
Tax Credit Carryforward [Line Items]
Tax credit carryforward, amount	$ 3,500